Note 16 - Leases - Lease Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Current (note 10)	$ 6,144	$ 4,575
Non-current (note 12)	14,053	14,340
Total lease obligations	20,197	18,915
Interest expense on lease liabilities	715	921
Amortization of ROU assets	4,705	5,180
Variable lease payments not included in the measurement of lease liabilities	32,106	22,721
Expenses relating to leases of low-value assets and short-term leases	1,568	3,987
Total recognized in the consolidated statements of (loss) earnings	$ 39,094	$ 32,809